Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2018 INR (₨)
Benefit payments
2019	₨ 782.7
2020	567.5
2021	473.2
2022	423.4
2023	398.4
2024 - 2028	₨ 1,516.6